Warrant Liability - Schedule of Key Inputs into the Black-Scholes Model (Details)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 09, 2022
Share Price [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability		4.42	3.76	0.91	10.47
Share Price [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability		31.07
Risk-free interest rate [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability		3.47	4.26	3.95	3.8
Risk-free interest rate [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability		3.47
Volatility [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability		52.79	59.5	5.7	5.7
Volatility [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability		52.79
Exercise price [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	[1]	69,000	2,300	11.5	11.5
Exercise price [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability	[1]	484,987.2
Warrant life (yr) [Member] | USD
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability		1.92	2.92	3.92	4.97
Warrant life (yr) [Member] | RMB
Schedule of Key Inputs into the Black-Scholes Model [Line Items]
Warrant liability		1.92

[1]	This is MLGO’s private warrants, MLGO conducted its 30-for-1 Share Consolidation during 2025, then the Exercise price is USD 2,300 × 30 = USD 69,000